Provisions - Detail by segments of provisions for dismantling of assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	€ 2,189	€ 2,574
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions	535	522	€ 528
Telefónica Spain | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	14	16
Telefónica Germany | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	360	354
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	877	1,229
Telefónica Brazil | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	64	76
Telefónica Hispam | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	€ 97	€ 76